FINANCE COSTS - NET	12 Months Ended
Dec. 31, 2020
FINANCE COSTS - NET [abstract]
Disclosure of finance costs - net

1.               FINANCE COSTS - NET

	2018	2019	2020
	RMB’000	RMB’000	RMB’000

Interest expense of lease liabilities	-	(57,670)	(57,629)
Net foreign exchange gains/(loss)	1,044	2,592	(1,452)
Bank charges	(1,674)	(1,632)	(1,564)
	(630)	(56,710)	(60,645)